Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketing Expenses [Abstract]
Schedule of marketing expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses	494	255	-
Share-based payment(1)	570	139	-
PR, advertisement and professional services	507	91	-
Maintenance, office and software fees	22	13	-
Depreciation and amortization	17	3	-
Others	18	5	-
Total Marketing Expenses	1,628	506	-